FACTORING FACILITY AND TERM LOAN PAYABLE (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2014	Aug. 16, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 08, 2013
Acquisition of account receivable, percentage of face amount advanced by lender									0.50%
Factoring fee, percentage of gross face amount of purchased account receivable									0.01%
Gross borrowings under Factoring Facility							$ 0	$ 407,888
Borrowings outstanding under the Factoring Facility							0	0
Term loan							750,000	478,847
Interest expense			$ (7,183)		$ (8,499)		348,975	383,981
2013 Term Loan [Member]
Term loan		$ 750,000
Term loan, maturity date		Aug. 15, 2014
Term loan, annual rate		0.16%
Retention of daily fixed amount from daily collection of merchant credit card receivables		$ 3,346
Interest expense							76,617	$ 44,769
2014 Term Loan [Member]
Term loan	$ 1,000,000						750,000
Term loan, maturity date	Sep. 30, 2015
Term loan, annual rate	0.14%
Interest expense							$ 24,086
Term loan, periodic payment, principal	$ 83,333